Submission	Sep. 09, 2025
Submission [Line Items]
Central Index Key	0001379785
Registrant Name	Barings BDC, Inc. (Exact Name of Registrant as Specified in its Charter)
Registration File Number	333-282335
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A